Stock-based compensation plans	12 Months Ended
Mar. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based compensation plans
17.	Stock-based compensation plans

The stock-based compensation expense for the fiscal years ended March 31, 2018, 2019 and 2020 was 5,249 million yen, 5,499 million yen and 5,958 million yen, respectively.
Sony has a stock-based compensation incentive plan for selected directors, corporate executive officers and employees in the form of a stock acquisition rights plan. The stock acquisition rights generally have three year graded vesting schedules and are exercisable up to ten years from the date of grant.
The total cash received from exercises under all of the stock acquisition rights plans during the fiscal years ended March 31, 2018, 2019 and 2020 was 7,129 million yen, 12,757 million yen and 7,560 million yen, respectively. Sony issued new shares of common stock upon exercise of these rights.
The weighted-average fair value per share at the date of grant of stock acquisition rights granted during the fiscal years ended March 31, 2018, 2019 and 2020 was 2,045 yen, 1,593 yen and 1,864 yen, respectively. The fair value of stock acquisition rights granted on the date of grant and used to recognize compensation expense for the fiscal years ended March 31, 2018, 2019 and 2020 was estimated using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Fiscal year ended March 31
	2018		2019		2020
Weighted-average assumptions
Risk-free interest rate	1.14%		1.37%		0.70%
Expected lives	6.55	years	5.98	years	5.73	years
Expected volatility *	38.49%		32.52%		29.30%
Expected dividends	0.40%		0.35%		0.32%

*	Expected volatility was based on the historical volatilities of Sony Corporation’s common stock over the expected life of the stock acquisition rights.

A summary of the activities regarding the stock acquisition rights plan during the fiscal year ended March 31, 2020 is as follows:

	Fiscal year ended March 31, 2020
	Number of shares	Weighted- average exercise price	Weighted- average remaining life	Total intrinsic value
		Yen	Years	Yen in millions
Outstanding at beginning of the fiscal year	12,213,900	3,665
Granted	3,279,700	6,669
Exercised	2,294,900	3,294
Forfeited or expired	322,000	5,500

Outstanding at end of the fiscal year	12,876,700	4,982	7.52	19,459

Exercisable at end of the fiscal year	6,235,700	3,581	6.43	15,552

The total intrinsic value of shares exercised under the stock acquisition rights plan during the fiscal years ended March 31, 2018, 2019 and 2020 was 6,970 million yen, 13,325 million yen and 7,575 million yen, respectively.
As of March 31, 2020, there was 5,912
 million yen

of total unrecognized compensation expense related to nonvested stock acquisition rights. This expense is expected to be recognized over a weighted-average period of 1.97 years.